Segment Reporting - Revenue and Income from Vessel Operations by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue	$ 1,220,374	$ 1,464,975	$ 1,190,184
Operating Income (Loss)	365,247	531,725	245,766
General and administrative expenses	(61,058)	(57,590)	(57,552)
Restructuring charges	(5,632)	(1,677)	(11,579)
Income (Loss) from Equity Method Investments	2,767	3,432	244
Interest Expense	(7,542)	(28,009)	(38,580)
Interest income	37,218	24,128	6,689
Other - net (note 17)	4,334	(1,691)	(3,066)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	402,024	529,585	211,053
Voyage expenses	405,546	474,371	495,604
Operating Costs and Expenses	(252,594)	(241,585)	(275,139)
Operating Lease, Expense	(74,795)	(70,836)	(27,374)
Depreciation, Depletion and Amortization	(93,582)	(97,551)	(99,033)
Gain on sale and write-down of assets (note 15)	38,080	10,360	21,863
Intersegment Eliminations
Segment Reporting Information [Line Items]
General and administrative expenses	(320)
Restructuring charges	320
Tankers [Member] | Operating Segments
Segment Reporting Information [Line Items]
Revenue	1,106,278	1,364,452	1,063,111
Operating Income (Loss)	365,461	535,910	255,949
General and administrative expenses	(48,833)	(45,936)	(41,769)
Restructuring charges	(5,952)	(1,248)	(1,822)
Income (Loss) from Equity Method Investments	2,767	3,432	244
Voyage expenses	405,546	474,371	495,604
Operating Costs and Expenses	(150,605)	(148,960)	(150,448)
Operating Lease, Expense	(74,379)	(70,836)	(27,374)
Depreciation, Depletion and Amortization	(93,582)	(97,551)	(99,033)
Gain on sale and write-down of assets (note 15)	38,080	10,360	8,888
Marine Services and Other | Operating Segments
Segment Reporting Information [Line Items]
Revenue	114,096	100,523	127,073
Operating Income (Loss)	(214)	(4,185)	(10,183)
General and administrative expenses	(11,905)	(11,654)	(15,783)
Restructuring charges	0	(429)	(9,757)
Voyage expenses	0	0	0
Operating Costs and Expenses	(101,989)	(92,625)	(124,691)
Operating Lease, Expense	(416)	0	0
Depreciation, Depletion and Amortization	0	0	0
Gain on sale and write-down of assets (note 15)	$ 0	$ 0	$ 12,975